UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-22092
                                                     ---------

                          Oppenheimer Global Value Fund
                          -----------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: April 30
                                                 --------

                      Date of reporting period: 01/31/2009
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Global Value Fund

STATEMENT OF INVESTMENTS JANUARY 31, 2009 / UNAUDITED

                                                                   SHARES       VALUE
                                                                 ---------   ----------
COMMON STOCKS--98.0%
CONSUMER DISCRETIONARY--17.7%
DISTRIBUTORS--1.3%
Inchcape plc                                                      28,280     $   15,301
                                                                             ----------
HOTELS, RESTAURANTS & LEISURE--1.8%
Orient-Express Hotel Ltd., Cl. A                                   3,300         20,856
                                                                             ----------
HOUSEHOLD DURABLES--3.0%
iRobot Corp.(1)                                                    1,600         12,160
Tempur-Pedic International, Inc.                                   3,100         21,700
                                                                             ----------
                                                                                 33,860
                                                                             ----------
MEDIA--10.7%
Belo Corp., Cl. A                                                  6,500          9,295
Cablevision Systems Corp. New York Group, Cl. A                    6,100         97,783
Television Broadcasts Ltd.                                         4,000         14,198
                                                                             ----------
                                                                                121,276
                                                                             ----------
SPECIALTY RETAIL--0.9%
Tiffany & Co.                                                        300          6,225
Topps Tiles plc                                                   17,420          3,787
                                                                             ----------
                                                                                 10,012
                                                                             ----------
CONSUMER STAPLES--5.9%
BEVERAGES--0.4%
Australian Vintage Ltd.(1)                                        19,500          4,936
                                                                             ----------
FOOD & STAPLES RETAILING--3.3%
ABB Grain Ltd.                                                     4,150         17,275
Great Atlantic & Pacific Tea Co., Inc. (The)(1)                    2,770         19,722
                                                                             ----------
                                                                                 36,997
                                                                             ----------
FOOD PRODUCTS--2.2%
Viterra, Inc.(1)                                                   3,370         25,421
                                                                             ----------
ENERGY--1.3%
OIL, GAS & CONSUMABLE FUELS--1.3%
OAO Gazprom, Sponsored ADR                                         1,150         14,916
                                                                             ----------
FINANCIALS--32.4%
CAPITAL MARKETS--4.0%
Credit Suisse Group AG                                               645         16,524
JAFCO Co. Ltd.                                                       500          9,778
Legg Mason, Inc.                                                     430          6,906
Morgan Stanley                                                       600         12,138
                                                                             ----------
                                                                                 45,346
                                                                             ----------
CONSUMER FINANCE--5.8%
American Express Co.                                               1,250         20,913
SLM Corp.(1)                                                       3,950         45,228
                                                                             ----------
                                                                                 66,141
                                                                             ----------
DIVERSIFIED FINANCIAL SERVICES--4.2%
BM&F BOVESPA SA                                                    5,000         14,418
Citigroup, Inc.                                                    1,300          4,615
Guoco Group Ltd.                                                   5,000         28,889
                                                                             ----------
                                                                                 47,922
                                                                             ----------


                        1 | OPPENHEIMER GLOBAL VALUE FUND

Oppenheimer Global Value Fund

STATEMENT OF INVESTMENTS JANUARY 31, 2009 / UNAUDITED

                                                                   SHARES       VALUE
                                                                 ---------   ----------
INSURANCE--6.1%
Brit Insurance Holdings plc                                        5,790     $   17,012
MBIA, Inc.(1)                                                      7,800         30,108
Prudential plc                                                     3,400         16,379
XL Capital Ltd., Cl. A                                             2,125          6,163
                                                                             ----------
                                                                                 69,662
                                                                             ----------
REAL ESTATE MANAGEMENT & DEVELOPMENT--11.9%
Daibiru Corp.                                                      1,800         15,923
Forest City Enterprises, Inc., Cl. A                               5,320         35,963
Henderson Land Development Co. Ltd.                                8,000         30,476
Mitsui Fudosan Co. Ltd.                                            1,700         21,885
St. Joe Co. (The)(1)                                               1,300         31,265
                                                                             ----------
                                                                                135,512
                                                                             ----------
THRIFTS & MORTGAGE FINANCE--0.4%
Paragon Group Cos. plc                                             5,510          3,701
                                                                             ----------
HEALTH CARE--12.9%
BIOTECHNOLOGY--2.7%
Basilea Pharmaceutica AG(1)                                           40          5,003
Cepheid, Inc.(1)                                                   1,800         13,392
ImmunoGen, Inc.(1)                                                 2,900         12,093
                                                                             ----------
                                                                                 30,488
                                                                             ----------
HEALTH CARE EQUIPMENT & SUPPLIES--1.5%
Align Technology, Inc.(1)                                          2,200         17,336
                                                                             ----------
PHARMACEUTICALS--8.7%
Alk-Abello AS                                                        170         14,970
Allergan, Inc.                                                       930         35,452
Matrixx Initiatives, Inc.(1)                                       1,650         28,529
Roche Holding AG                                                     139         19,582
                                                                             ----------
                                                                                 98,533
                                                                             ----------
INDUSTRIALS--7.5%
AEROSPACE & DEFENSE--2.1%
Herley Industries, Inc.(1)                                         2,100         23,394
                                                                             ----------
INDUSTRIAL CONGLOMERATES--1.4%
Siemens AG                                                           290         16,265
                                                                             ----------
MACHINERY--2.5%
Demag Cranes AG                                                      352          8,009
Fanuc Ltd.                                                           200         11,865
SMC Corp.                                                            100          8,918
                                                                             ----------
                                                                                 28,792
                                                                             ----------
TRADING COMPANIES & DISTRIBUTORS--1.5%
Kaman Corp.                                                          920         17,563
                                                                             ----------
INFORMATION TECHNOLOGY--16.6%
COMMUNICATIONS EQUIPMENT--3.5%
QUALCOMM, Inc.                                                     1,170         40,424
                                                                             ----------
ELECTRONIC EQUIPMENT & INSTRUMENTS--3.6%
Hoya Corp.                                                         1,000         17,767
Keyence Corp.                                                         50          9,074


                        2 | OPPENHEIMER GLOBAL VALUE FUND

Oppenheimer Global Value Fund

STATEMENT OF INVESTMENTS JANUARY 31, 2009 / UNAUDITED

                                                                   SHARES       VALUE
                                                                 ---------   ----------
ELECTRONIC EQUIPMENT & INSTRUMENTS CONTINUED
Nidec Corp.                                                          300     $   14,184
                                                                             ----------
                                                                                 41,025
                                                                             ----------
INTERNET SOFTWARE & SERVICES--2.9%
eBay, Inc.(1)                                                      1,725         20,735
GSI Commerce, Inc.(1)                                              1,400         11,998
                                                                             ----------
                                                                                 32,733
                                                                             ----------
IT SERVICES--1.9%
Infosys Technologies Ltd.                                            800         21,157
                                                                             ----------
OFFICE ELECTRONICS--1.4%
Canon, Inc.                                                          600         16,126
                                                                             ----------
SOFTWARE--3.3%
Citrix Systems, Inc.(1)                                              600         12,624
THQ, Inc.(1)                                                       6,200         24,490
                                                                             ----------
                                                                                 37,114
                                                                             ----------
MATERIALS--2.9%
METALS & MINING--1.6%
Ivanhoe Mines Ltd.(1)                                              6,740         18,198
                                                                             ----------
PAPER & FOREST PRODUCTS--1.3%
Catalyst Paper Corp.(1)                                           55,679         15,438
                                                                             ----------
TELECOMMUNICATION SERVICES--0.8%
WIRELESS TELECOMMUNICATION SERVICES--0.8%
Orascom Telecom Holding SAE                                        2,200          8,769
                                                                             ----------
Total Common Stocks (Cost $1,550,813)                                         1,115,214
                                                                             ----------
PREFERRED STOCKS--0.9%
Bayerische Motoren Werke (BMW) AG, Preference
(Cost $12,434)                                                       650         10,694
                                                                             ----------

                                                                 PRINCIPAL
                                                                   AMOUNT
                                                                 ---------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--1.1%
MBIA Insurance Co., 14% Bonds, 1/15/33(2, 3)
(Cost $11,341)                                                   $21,000         12,190

                                                                   SHARES
                                                                 ---------
INVESTMENT COMPANY--2.6%
Oppenheimer Institutional Money Market Fund, Cl. E,
   1.08%(4, 5)
(Cost $28,986)                                                    28,986         28,986
                                                                 -------     ----------
Total Investments, at Value (Cost $1,603,574)                      102.6%     1,167,084
                                                                 -------     ----------
Liabilities in Excess of Other Assets                               (2.6)       (29,080)
                                                                 -------     ----------
Net Assets                                                         100.0%    $1,138,004
                                                                 =======     ==========

Footnotes to Statement of Investments

(1.) Non-income producing security.

(2.) Illiquid security. The aggregate value of illiquid securities as of January
     31, 2009 was $12,190, which represents 1.07% of the Fund's net assets. See accompanying Notes.

(3.) Represents the current interest rate for a variable or increasing rate security.


                        3 | OPPENHEIMER GLOBAL VALUE FUND

Oppenheimer Global Value Fund

STATEMENT OF INVESTMENTS JANUARY 31, 2009 / UNAUDITED

(4.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended January 31, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                         SHARES         GROSS       GROSS           SHARES
                                                     APRIL 30, 2008   ADDITIONS   REDUCTIONS   JANUARY 31, 2009
                                                     --------------   ---------   ----------   ----------------
Oppenheimer Institutional Money Market Fund, Cl. E         --          296,494      267,508         28,986

                                                      VALUE    INCOME
                                                     -------   ------
Oppenheimer Institutional Money Market Fund, Cl. E   $28,986     $88

(5.) Rate shown is the 7-day yield as of January 31, 2009.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of January 31, 2009:

                                               INVESTMENTS IN   OTHER FINANCIAL
VALUATION DESCRIPTION                            SECURITIES       INSTRUMENTS*
---------------------                          --------------   ---------------
Level 1--Quoted Prices                           $  815,531           $--
Level 2--Other Significant Observable Inputs        351,553             3
Level 3--Significant Unobservable Inputs                 --            --
                                                 ----------           ---
   Total                                         $1,167,084           $ 3
                                                 ==========           ===

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options written and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

FOREIGN CURRENCY EXCHANGE CONTRACTS AS OF JANUARY 31, 2009 ARE AS FOLLOWS:

                               CONTRACT
                                AMOUNT    EXPIRATION             UNREALIZED
CONTRACT DESCRIPTION     BUY    (000S)       DATE       VALUE   APPRECIATION
--------------------     ---   --------   ----------   ------   ------------
Hong Kong Dollar (HKD)   Buy    61 HKD      2/2/09     $7,853        $3

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

GEOGRAPHIC HOLDINGS      VALUE     PERCENT
-------------------   ----------   -------
United States         $  674,083     57.8%
Japan                    125,520     10.8
Canada                    59,057      5.1
United Kingdom            56,180      4.8


                        4 | OPPENHEIMER GLOBAL VALUE FUND

Oppenheimer Global Value Fund

STATEMENT OF INVESTMENTS JANUARY 31, 2009 / UNAUDITED

Hong Kong                 44,674      3.8
Switzerland               41,109      3.5
Germany                   34,968      3.0
Bermuda                   28,889      2.5
Australia                 22,211      1.9
India                     21,157      1.8
Denmark                   14,970      1.3
Russia                    14,916      1.3
Brazil                    14,418      1.2
Egypt                      8,769      0.7
Cayman Islands             6,163      0.5
                      ----------    -----
Total                 $1,167,084    100.0%
                      ==========    =====

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.


                        5 | OPPENHEIMER GLOBAL VALUE FUND

Oppenheimer Global Value Fund

STATEMENT OF INVESTMENTS JANUARY 31, 2009 / UNAUDITED

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENTS WITH OFF-BALANCE SHEET MARKET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and


                        6 | OPPENHEIMER GLOBAL VALUE FUND

Oppenheimer Global Value Fund

STATEMENT OF INVESTMENTS JANUARY 31, 2009 / UNAUDITED

semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

Risks to the Fund include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

ILLIQUID SECURITIES

As of January 31, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2009 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $1,663,285
                                 ==========
Gross unrealized appreciation    $   36,203
Gross unrealized depreciation      (532,404)
                                 ----------
Net unrealized depreciation      $ (496,201)
                                 ==========


                        7 | OPPENHEIMER GLOBAL VALUE FUND



ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 01/31/2009, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Global Value Fund


By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 03/12/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 03/12/2009


By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 03/12/2009